WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Warrant Liability [Abstract]
Summary of Warrant Liability
For the year ended December 31, 2020	Number of Warrants	Amount
Opening Balance	21,203,411	$3,621,444
Issue of warrants expiring, March 27, 2025	3,500,000	475,300
Issue of warrants expiring, November 6, 2025	2,757,252	508,200
Issue of warrants expiring, June 10, 2024	9,000,000	9,709,200
Warrants exercised during the year	(7,257,252)	(5,948,771)
Warrants expired during the year	(233,740)	(26,198)
Foreign exchange adjustment during the year	-	95,631
Fair value adjustment during the year	-	27,881,875
Balance at December 31, 2020	28,969,671	$36,316,681

For the year ended December 31, 2019	Number of Warrants	Amount
Opening Balance	13,901,859	$11,250,167
Issue of warrants expiring, March 21, 2024	8,455,882	15,897,059
Warrants exercised during the year	(1,018,506)	(3,742,824)
Warrants expired during the year	(135,824)	-
Foreign exchange adjustment during the year	-	17,687
Fair value adjustment during the year	-	(19,800,645)
Balance at December 31, 2019	21,203,411	$3,621,444

Summary of Warrants Outstanding
Listed Warrants	Expiry date	Exercise Price CDN$	Number issued	Number outstanding
TMD.W.T.G	12-Feb-21	$30.00	447,253	444,920
TMD.W.T.H	31-Mar-21	$36.00	577,106	577,106
TMD.W.T.I	20-Sep-21	$22.50	637,111	637,111
Balance at December 31, 2020			1,661,470	1,659,137

Unlisted Warrants (in CDN$)	Expiry date	Exercise Price CDN$	Number issued	Number outstanding
March 2017	16-Mar-21	$15.00	357,787	355,253
June 2017	29-Jun-22	$6.00	1,983,522	446,377
August 2017	24-Aug-22	$6.00	563,067	563,067
December 2017	5-Dec-22	$18.00	1,533,333	1,533,333
April 2018	10-Apr-18	$10.50	1,295,554	1,295,554
Balance at December 31, 2020			5,733,263	4,193,584

Unlisted Warrants (in USD$)	Expiry date	Exercise Price USD$	Number issued	Number outstanding
August 2018[1]	10-Aug-23	$2.9200	7,679,574	6,661,068
March 2019[2]	21-Mar-24	$3.9500	8,455,882	8,455,882
March 2020	27-Mar-25	$0.1900	3,500,000	-
May 2020	6-Nov-25	$0.3002	2,757,252	-
June 2020	10-Jun-24	$1.0000	9,000,000	8,000,000
Balance at December 31, 2020			31,392,708	23,116,950

Total Warrants Outstanding			38,787,441	28,969,671
Note 1 – includes a ratchet clause triggered August 29, 2019, lowering the exercise price from $3.20 to $2.92.
Note 2 – includes a ratchet clause triggered August 29, 2019, lowering the exercise price from $4.00 to $3.95.